Accounts payable to selling shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable to selling shareholders
Summary of liabilities of accounts payable from business combination and investments in associates

	2022	2021
Accounts payable to selling shareholders
Acquisition of International School (a)	424,884	379,501
Acquisition of NS Educação Ltda. (b)	371	6,126
Acquisition of Positivo (c)	636,172	754,451
Acquisition of Studos	—	5,472
Acquisition of EI (d)	282,257	234,493
Acquisition of Geekie (e)	19,036	224,759
Acquisition of Me Salva! (f)	10,747	21,880
Acquisition of Eduqo (g)	11,662	18,145
Acquisition of Edupass (h)	6,074	23,959
	1,391,203	1,668,786
Current	1,060,746	799,553
Non-current	330,457	869,233
(a)	The amount payable is subject to an arbitration process and will be paid when the arbitration mentioned in Note 28 is completed. The amount payable is based on realized EBITDA for the 2019 and 2020 school years. During the year ended December 31, 2022, the Company recognized R$ 44,863 of interest expenses in finance expenses in the statement of income or loss. The minority shareholder is a related party of the Company.
(b)	This amount was retained for any contingent liabilities that may arise, which final payment will be released in January 2023. As of December 30, 2022, the Company has paid R$ 6,131 related to the adjusted amount due based on the Interbank Certificates of Deposit (CDI) interest rate. During the year ended December 31, 2022, the Company recognized R$ 376 of interest expenses in finance expenses in the statement of income or loss.
(c)	The amount represents the outstanding amount of the acquisition price and will be paid annually in November over 3 years (25% paid in 2022 – see Note 1(c), and 75% payable in 2023 and 2024). The payment is secured by a guarantee through a chattel mortgage of 20% of CBE shares and 100% of SAE shares. The outstanding amount is updated by CDI. During the year ended December 31, 2022, the Company recognized R$ 89,304 of interest expenses in finance expenses in the statement of income or loss.
(d)	This amount is related to the acquisition of the remaining 40% interest in EI and will be paid in May 2023 subject to price adjustments. This amount is recorded at the present value using an estimated interest rate of 12.3% (13.4% in 2021).

The last installment is payable on May 31, 2023, for 6 times EI’s ACV book value for 2023 plus cash generation and multiplied for 40%. There are minority shareholders that are related parties of the Company.

During the year ended December 31, 2022, the Company recognized R$ 30,662 of interest and the accounts payable increased by R$20,394.

(e)	The current financial liability is recorded at the present value of the estimated amount payable to the former shareholders using an estimated interest rate of 13.2% (13.7% in 2021). The exercise price will be calculated for “Geekie Others” content and is determined by the greater of 8 times Geekie’s revenue for 2022 multiplied by the remaining interest of sellers; or 0.65 times the multiple of the Company’s ACV book value for 2022, multiplied by Geekie’s revenue for 2022, multiplied by the remaining interest of sellers. The amount is due on January 6, 2023.

In June 2022, the Company concluded the acquisition of 100% of Geekie’s shares. The payment terms set forth in the purchase agreement were updated upon closing of the transaction to a total purchase price of R$ 223,939 (R$116,992 of principal, R$36,406 of interest and R$70,541 of changes in fair value) as described in Note 1.2 c).

During the year ended December 31, 2022, the Company recognized R$ 12,978 of interest expenses in finance expenses in the statement of income or loss and the accounts payable increased by R$ 5,237.

(f)	The liability is composed of the present value of the balance payable negotiated on December 9, 2022, in the closing certificate, that transferred the remaining 40% interest in Me Salva! to Arco, plus the retained amount defined in the contract. The balance is recognized at present value, using a discount rate of 13.3%. The payment of the retained portion is in the amount of R$ 1,243 and will be made in 4 equal annual installments, with the first installment paid in June 2022. At first the payment of the second stage would be made in 2025 and the acquisition price of 40% was calculated based on the estimated 2024 revenue multiplied by 3, less net debt. During year ended December 31, 2022, the Company renegotiated the earn out, and now price is fixed in R$ 9,504 updated by CDI. During the year ended December 31, 2022, the Company recognized an interest expense of R$ 2,090 and the accounts payable decreased by R$ 12,739 mainly due to the earn out renegotiation.
(g)	The liability is composed of the present value of the balance payable for the outstanding installments for settlement of the 100% participation acquired from Eduqo, plus the price adjustments and earn out amount defined in the contract. The balance is recognized at present value, using a discount rate of 13.7%. The payment of the outstanding installment in the amount of R$ 8,473 and the earn out of R$ 3,190 due to July 2023. The price adjustment of R$ 910 was paid in a single installment in July 2022. During the year ended December 31, 2022, the Company recognized an interest expense of R$ 2,567 in finance expenses in the statement of income or loss.
(h)	The liability is composed of the present value of the balance payable for the outstanding installments for settlement of the 100% participation acquired from Edupass, plus the earn out amount defined in the contract. The balance is recognized at present value, using a discount rate of 14.5% (15.3% in 2021). The payment of the outstanding installment is in the amount of R$ 891 is due to September 2023, while the payment of the earn out will be made in 2024, in the amount of R$ 5,183. The earn out is calculated based on the estimated 2023 revenue. During the year ended December 30, 2022 the Company recognized an interest expense of R$ 912 in finance expenses in the statement of income or loss and the accounts payable decreased by R$ 17,297.

Schedule of movements

	2022	2021

Balance at beginning of the year	1,668,786	1,786,515
Additions	—	53,621
Interest expense	184,218	121,611
Interest paid	(72,930)	(13,700)
Payment of accounts payable to selling shareholders	(381,639)	(299,077)
Fair value adjustment	568	87,820
Finalization of price allocation (Note 14(c))	—	(66,952)
Others	(7,800)	(1,052)
Balance at end of year	1,391,203	1,668,786